                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   VINTAGE II
                                    VINTAGE 3
                                 VINTAGE ACCESS
                                  VINTAGE XTRA
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT L
                            PORTFOLIO ARCHITECT XTRA
                              PORTFOLIO ARCHITECT 3
                            PORTFOLIO ARCHITECT PLUS

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION                 ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                   AND/OR                   FUND FEES   TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
  UNDERLYING       MANAGEMENT   SERVICE(12b-1)    OTHER        AND       OPERATING        EXPENSE        OPERATING
    FUND              FEE           FEES         EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------   ----------   --------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
    Large Cap
    Core             0.59%           0.15%         0.05%       0.01%       0.80%           0.01%          0.79%
    Portfolio --
    Class E
   Dreman
    Small Cap
    Value            0.78%            --           0.07%       0.07%        0.92%          0.00%           0.92%
    Portfolio --
    Class A

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expense shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The portfolios provided the information on their expenses, and we have not independently verified the information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                   Telephone:800-842-9325
Des Moines, IA 50306-0366

                     PORTFOLIO ARCHITECT II ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect II Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND
     All Cap                                       BlackRock Aggressive Growth
  Value Portfolio -- Class I                          Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a charge of 0.20% for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.30%            1.40%            1.60%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.45%            1.55%            1.75%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.65%            1.75%            1.95%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         1.95%            2.05%            2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.15%            2.25%            2.45%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.45%            2.55%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.45%            2.55%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.70%            1.80%            2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.65%            2.75%            2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.65%            2.75%            2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         1.90%            2.00%            2.20%


(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio - Class B.

..

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.34%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for

10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.45%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.387          1.358                --
                                                          2005      1.225          1.387             7,988
                                                          2004      1.147          1.225             2,085
                                                          2003      1.000          1.147             1,052

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      2.094          1.880           498,635
                                                          2010      1.901          2.094           244,684
                                                          2009      1.355          1.901           279,109
                                                          2008      2.232          1.355           309,107
                                                          2007      1.972          2.232           318,400
                                                          2006      1.661          1.972           288,049
                                                          2005      1.477          1.661           293,662
                                                          2004      1.321          1.477           294,327
                                                          2003      1.000          1.321            44,720

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.708          1.612           943,272
                                                          2010      1.460          1.708         1,297,942
                                                          2009      1.063          1.460         1,396,296
                                                          2008      1.925          1.063         1,514,636
                                                          2007      1.738          1.925         1,606,889
                                                          2006      1.600          1.738         1,713,189
                                                          2005      1.397          1.600         1,561,674
                                                          2004      1.260          1.397           898,617
                                                          2003      1.000          1.260           175,834

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)................................................  2011      1.460          1.413         1,462,940
                                                          2010      1.329          1.460         1,641,026
                                                          2009      1.028          1.329         1,669,394
                                                          2008      1.678          1.028         1,970,485
                                                          2007      1.620          1.678         1,908,901
                                                          2006      1.427          1.620         1,743,168
                                                          2005      1.368          1.427         1,517,159
                                                          2004      1.258          1.368           854,464
                                                          2003      1.000          1.258           266,597

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.671          1.654                --
                                                          2005      1.434          1.671           173,235
                                                          2004      1.217          1.434            68,039
                                                          2003      1.000          1.217            22,095

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.731          2.262                --
                                                          2005      1.638          1.731           258,698
                                                          2004      1.265          1.638           231,848
                                                          2003      1.000          1.265           166,924

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.514          1.449                --
                                                          2007      1.434          1.514           123,718
                                                          2006      1.249          1.434           125,994
                                                          2005      1.214          1.249           131,929
                                                          2004      1.172          1.214           101,007
                                                          2003      1.000          1.172            74,699

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03)........................................  2008      1.319          1.246                --
                                                          2007      1.505          1.319           153,691
                                                          2006      1.471          1.505           157,203
                                                          2005      1.411          1.471           153,975
                                                          2004      1.286          1.411           170,642
                                                          2003      1.000          1.286            80,516

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (12/03)..........................................  2006      1.319          1.435                --
                                                          2005      1.214          1.319            60,235
                                                          2004      1.079          1.214             9,394
                                                          2003      1.000          1.079                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)...................................  2006      1.316          1.468                --
                                                          2005      1.213          1.316           106,740
                                                          2004      1.072          1.213            87,263
                                                          2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/03).............................................  2011      1.787          1.712           267,450
                                                          2010      1.550          1.787           318,179
                                                          2009      1.161          1.550           335,285
                                                          2008      2.056          1.161           379,487
                                                          2007      1.778          2.056           407,169
                                                          2006      1.619          1.778           394,478
                                                          2005      1.408          1.619           316,396
                                                          2004      1.241          1.408           114,105
                                                          2003      1.000          1.241            19,422

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)..............................  2011      1.495          1.433             4,308
                                                          2010      1.286          1.495             4,655
                                                          2009      0.961          1.286            14,034
                                                          2008      1.662          0.961            14,372
                                                          2007      1.580          1.662            21,226
                                                          2006      1.409          1.580            21,819
                                                          2005      1.184          1.409            23,539
                                                          2004      1.186          1.184            10,278
                                                          2003      1.000          1.186             1,281

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      2.640          2.320           221,501
                                                          2010      2.084          2.640           267,884
                                                          2009      1.513          2.084           357,990
                                                          2008      2.541          1.513           353,275
                                                          2007      2.236          2.541           381,978
                                                          2006      2.018          2.236           413,612
                                                          2005      1.735          2.018           406,221
                                                          2004      1.412          1.735           170,649
                                                          2003      1.000          1.412            43,886

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.461          1.705                --
                                                          2005      1.341          1.461           766,990
                                                          2004      1.208          1.341           149,588
                                                          2003      1.000          1.208            39,577

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)...........................  2008      3.662          3.333                --
                                                          2007      2.885          3.662           218,864
                                                          2006      2.285          2.885           214,701
                                                          2005      1.820          2.285           202,207
                                                          2004      1.480          1.820            34,061
                                                          2003      1.000          1.480               279

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.962          1.728           340,534
                                                          2010      1.836          1.962           839,150
                                                          2009      1.360          1.836           886,824
                                                          2008      2.314          1.360           984,710
                                                          2007      2.033          2.314         1,026,814
                                                          2006      1.699          2.033         1,035,663
                                                          2005      1.564          1.699           994,896
                                                          2004      1.339          1.564            29,194
                                                          2003      1.127          1.339                --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.630          1.957                --
                                                          2005      1.519          1.630           276,066
                                                          2004      1.329          1.519           154,511
                                                          2003      1.000          1.329            27,829

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.062          1.087                --
                                                          2005      1.064          1.062           187,112
                                                          2004      0.985          1.064            54,597

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03)................................................  2006      1.241          1.282                --
                                                          2005      1.169          1.241            24,627
                                                          2004      1.095          1.169            24,643
                                                          2003      1.000          1.095            12,940

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (6/03)........................................  2010      1.619          1.642                --
                                                          2009      1.307          1.619            13,910
                                                          2008      1.869          1.307            13,910
                                                          2007      1.558          1.869            13,910
                                                          2006      1.487          1.558            13,910
                                                          2005      1.343          1.487            13,910
                                                          2004      1.193          1.343            24,356
                                                          2003      1.000          1.193            10,447

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03)........................................  2011      2.017          2.160                --
                                                          2010      1.645          2.017            15,869
                                                          2009      1.064          1.645            14,892
                                                          2008      1.927          1.064            29,719
                                                          2007      1.607          1.927            33,945
                                                          2006      1.512          1.607            33,968
                                                          2005      1.375          1.512            35,376
                                                          2004      1.387          1.375            30,882
                                                          2003      1.000          1.387             9,355

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.685          1.588                --
                                                          2007      1.563          1.685             8,418
                                                          2006      1.345          1.563             6,454
                                                          2005      1.293          1.345             8,720
                                                          2004      1.255          1.293             8,257
                                                          2003      1.000          1.255             5,185

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.550          1.742                --
                                                          2005      1.512          1.550           482,362
                                                          2004      1.335          1.512            15,560
                                                          2003      1.000          1.335            20,495

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.545          1.561            46,985
                                                          2010      1.254          1.545            64,914
                                                          2009      0.946          1.254            95,928
                                                          2008      1.610          0.946           125,014
                                                          2007      1.668          1.610           129,169

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.488          1.505            52,489
                                                          2010      1.341          1.488            53,880
                                                          2009      1.114          1.341            54,981
                                                          2008      1.599          1.114            54,547
                                                          2007      1.543          1.599            57,079

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.527          1.412            99,582
                                                          2010      1.329          1.527           111,520
                                                          2009      1.042          1.329           128,522
                                                          2008      1.667          1.042           128,062
                                                          2007      1.739          1.667           137,052

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.346          1.318           102,495
                                                          2010      1.243          1.346           171,899
                                                          2009      0.886          1.243           178,109
                                                          2008      1.433          0.886           183,212
                                                          2007      1.430          1.433           167,196

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.460          1.510            88,452
                                                          2010      1.353          1.460           124,261
                                                          2009      1.103          1.353           143,292
                                                          2008      1.738          1.103           133,144
                                                          2007      1.698          1.738           129,020
                                                          2006      1.456          1.698           137,283
                                                          2005      1.387          1.456           147,590
                                                          2004      1.275          1.387           140,354
                                                          2003      1.000          1.275            61,697

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/03)...........................  2011      2.052          2.051            56,440
                                                          2010      1.663          2.052           130,418
                                                          2009      1.182          1.663            77,083
                                                          2008      2.023          1.182            64,611
                                                          2007      1.866          2.023            75,399
                                                          2006      1.679          1.866           126,597
                                                          2005      1.624          1.679           101,843
                                                          2004      1.431          1.624            88,013
                                                          2003      1.000          1.431            39,511

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.979          0.953                --
                                                          2008      1.589          0.979           329,747
                                                          2007      1.536          1.589           359,186
                                                          2006      1.354          1.536           361,793
                                                          2005      1.318          1.354           353,796
                                                          2004      1.213          1.318           249,848
                                                          2003      1.000          1.213           185,884

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (8/04).....................................  2011      1.233          1.215            12,841
                                                          2010      1.115          1.233             6,899
                                                          2009      0.921          1.115             6,906
                                                          2008      1.250          0.921             6,914
                                                          2007      1.143          1.250             6,920
                                                          2006      1.077          1.143             6,926
                                                          2005      1.047          1.077             6,933
                                                          2004      0.920          1.047             6,939

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (12/03)....................................  2011      0.997          0.985                --
                                                          2010      0.926          0.997           131,433
                                                          2009      0.800          0.926           138,308
                                                          2008      1.030          0.800           144,408
                                                          2007      1.031          1.030           151,993
                                                          2006      1.005          1.031           167,867
                                                          2005      0.996          1.005           176,247
                                                          2004      0.999          0.996           185,835
                                                          2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.672          1.755                --
                                                          2006      1.436          1.672           133,149
                                                          2005      1.400          1.436           133,942
                                                          2004      1.312          1.400           111,117
                                                          2003      1.000          1.312            65,276

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.382          1.440                --
                                                          2006      1.345          1.382           212,031
                                                          2005      1.297          1.345           213,210
                                                          2004      1.309          1.297           224,384
                                                          2003      1.000          1.309            25,262

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03)................................................  2007      1.625          1.683                --
                                                          2006      1.484          1.625           142,981
                                                          2005      1.370          1.484           130,984
                                                          2004      1.274          1.370           105,079
                                                          2003      1.000          1.274            15,899

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.486          1.553                --
                                                          2006      1.342          1.486            57,977
                                                          2005      1.313          1.342            67,147
                                                          2004      1.230          1.313            51,683
                                                          2003      1.000          1.230            22,497

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.625          1.689                --
                                                          2006      1.406          1.625           120,018
                                                          2005      1.381          1.406           128,450
                                                          2004      1.244          1.381           101,886
                                                          2003      1.000          1.244            44,421

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03)................................................  2007      1.816          2.003                --
                                                          2006      1.642          1.816           274,656
                                                          2005      1.539          1.642           235,725
                                                          2004      1.259          1.539           151,630
                                                          2003      1.000          1.259            34,477

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.087          1.122                --
                                                          2005      1.062          1.087            71,515
                                                          2004      0.983          1.062            25,484

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (1/70)................................................  2008      1.801          1.737                --
                                                          2007      1.723          1.801            99,124
                                                          2006      1.000          1.723            90,608

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.665          1.684            93,458
                                                          2010      1.453          1.665           155,272
                                                          2009      1.000          1.453           152,704
                                                          2008      1.338          1.000           184,135
                                                          2007      1.321          1.338           274,131
                                                          2006      1.252          1.321           171,514

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70)................................................  2007      1.651          1.732                --
                                                          2006      1.000          1.651            34,492

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.395          1.378            17,253
                                                          2010      1.258          1.395            17,941
                                                          2009      1.070          1.258            19,102
                                                          2008      1.732          1.070            26,400
                                                          2007      1.718          1.732            27,940

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2011      0.902          0.842           164,493
                                                          2010      0.787          0.902           197,574
                                                          2009      0.591          0.787           266,925
                                                          2008      1.026          0.591           275,635
                                                          2007      1.221          1.026           284,344
                                                          2006      1.000          1.221           394,923

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70)................................................  2011      1.292          1.145            15,469
                                                          2010      1.097          1.292            19,626
                                                          2009      0.862          1.097            16,149
                                                          2008      1.170          0.862            12,693
                                                          2007      1.198          1.170            20,023
                                                          2006      1.000          1.198             7,299

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (1/70) *..............................................  2011      1.990          1.687            35,545
                                                          2010      1.730          1.990            79,788
                                                          2009      1.129          1.730            87,616
                                                          2008      1.933          1.129            34,990
                                                          2007      1.978          1.933            42,897
                                                          2006      1.000          1.978            87,061

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (1/70)................................................  2011      1.280          1.251             5,867
                                                          2010      1.027          1.280                --
                                                          2009      0.776          1.027                --
                                                          2008      1.283          0.776                --
                                                          2007      1.168          1.283            23,099
                                                          2006      1.000          1.168                --

  MIST Janus Forty Subaccount (Class A) (1/70)..........  2011      1.909          1.743           124,772
                                                          2010      1.766          1.909           133,046
                                                          2009      1.251          1.766           137,382
                                                          2008      2.183          1.251           147,219
                                                          2007      1.698          2.183           170,218
                                                          2006      1.000          1.698           145,623

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.802          1.685            69,193
                                                          2010      1.483          1.802            74,813
                                                          2009      1.097          1.483            76,166
                                                          2008      1.733          1.097            84,318

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.077          1.005             5,274
                                                          2010      0.889          1.077             5,274
                                                          2009      0.660          0.889             5,274
                                                          2008      1.085          0.660             5,274
                                                          2007      1.223          1.085             5,274

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)......................................  2009      0.917          0.907                --
                                                          2008      1.244          0.917            53,192
                                                          2007      1.187          1.244            56,769
                                                          2006      1.000          1.187            67,457

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (1/70)................................................  2011      1.690          1.746            47,311
                                                          2010      1.515          1.690            40,618
                                                          2009      1.121          1.515           106,213
                                                          2008      1.394          1.121            60,703
                                                          2007      1.323          1.394            64,641
                                                          2006      1.000          1.323           212,086

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *..............................................  2011      0.991          0.940           280,683
                                                          2010      0.801          0.991           300,639
                                                          2009      0.642          0.801           330,373
                                                          2008      1.064          0.642           367,606
                                                          2007      1.073          1.064           442,837
                                                          2006      1.000          1.073             8,195

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (1/70)................................................  2009      0.907          0.862                --
                                                          2008      1.604          0.907            24,847
                                                          2007      1.454          1.604            78,596
                                                          2006      1.000          1.454            22,081

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.013          0.867             2,966

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      3.106          2.489            67,018
                                                          2010      2.549          3.106           156,372
                                                          2009      1.531          2.549           184,913
                                                          2008      3.338          1.531           160,789

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.891          1.664             7,748
                                                          2010      1.722          1.891             7,843
                                                          2009      1.328          1.722            12,544
                                                          2008      2.337          1.328            17,599
                                                          2007      2.224          2.337            18,916

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.394          1.532           495,753
                                                          2010      1.310          1.394           527,615
                                                          2009      1.122          1.310           487,397
                                                          2008      1.220          1.122           521,188
                                                          2007      1.151          1.220           609,770

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.478          1.503         1,169,525
                                                          2010      1.386          1.478         1,342,342
                                                          2009      1.243          1.386         1,149,400

  MIST Pioneer Fund Subaccount (Class A) (1/70).........  2011      1.494          1.405             5,662
                                                          2010      1.304          1.494             5,593
                                                          2009      1.068          1.304             2,429
                                                          2008      1.613          1.068             4,936
                                                          2007      1.559          1.613            10,971
                                                          2006      1.000          1.559             2,607

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)................................................  2007      1.120          1.237                --
                                                          2006      1.000          1.120             7,424

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70)................................................  2011      1.560          1.593            65,152
                                                          2010      1.411          1.560            44,221
                                                          2009      1.076          1.411            45,341
                                                          2008      1.223          1.076           235,891
                                                          2007      1.163          1.223           278,802
                                                          2006      1.000          1.163           267,578

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      2.152          1.741            19,160

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (1/70) *...........................................  2011      0.935          0.884           369,175
                                                          2010      0.810          0.935           656,663
                                                          2009      0.694          0.810           657,880
                                                          2008      1.105          0.694           808,290
                                                          2007      1.079          1.105           965,053
                                                          2006      1.000          1.079         1,072,907

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (1/70) *..............................................  2011      1.003          0.900           414,233
                                                          2010      0.849          1.003           719,175
                                                          2009      0.681          0.849           780,180
                                                          2008      0.984          0.681           997,946
                                                          2007      1.030          0.984         1,119,940
                                                          2006      1.000          1.030           872,458

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.481          1.439           153,071
                                                          2010      1.308          1.481           192,110
                                                          2009      1.048          1.308           225,424

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (1/70)................................................  2011      1.607          1.534            45,150
                                                          2010      1.415          1.607            98,023
                                                          2009      0.962          1.415            73,567
                                                          2008      1.799          0.962            57,228
                                                          2007      1.516          1.799            73,461
                                                          2006      1.000          1.516            40,346

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)................................................  2011      1.227          1.289           637,362
                                                          2010      1.149          1.227           661,608
                                                          2009      1.065          1.149           696,487
                                                          2008      1.119          1.065           722,813
                                                          2007      1.068          1.119           760,953
                                                          2006      1.027          1.068           356,816

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.156          1.183           136,744
                                                          2010      1.070          1.156            44,216
                                                          2009      0.921          1.070            45,535

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.245          1.117            64,897
                                                          2010      1.054          1.245            79,061
                                                          2009      0.836          1.054           106,804

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2011      1.063          1.048           445,249
                                                          2010      1.078          1.063           430,476
                                                          2009      1.089          1.078           610,831
                                                          2008      1.075          1.089           800,480
                                                          2007      1.038          1.075           492,446
                                                          2006      1.000          1.038           543,456

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.281          1.212            69,468
                                                          2010      1.160          1.281           183,108
                                                          2009      0.892          1.160           285,782
                                                          2008      1.444          0.892           124,626

  MSF FI Large Cap Subaccount (Class A) (1/70)..........  2009      0.780          0.814                --
                                                          2008      1.434          0.780           134,580
                                                          2007      1.400          1.434           137,969
                                                          2006      1.000          1.400           147,988

  MSF FI Value Leaders Subaccount (Class D) (1/70)......  2011      1.242          1.147           205,432
                                                          2010      1.101          1.242           293,681
                                                          2009      0.917          1.101           307,436
                                                          2008      1.526          0.917           319,915
                                                          2007      1.488          1.526           309,447
                                                          2006      1.000          1.488           334,856

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (1/70)................................................  2011      0.937          1.016                --
                                                          2010      0.822          0.937            91,731
                                                          2009      0.634          0.822            31,980
                                                          2008      1.080          0.634            32,037
                                                          2007      1.061          1.080            32,084
                                                          2006      1.000          1.061            32,125

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (1/70).............................................  2011      1.181          1.202           160,505
                                                          2010      1.089          1.181           163,280
                                                          2009      0.916          1.089           193,545
                                                          2008      1.086          0.916           103,565
                                                          2007      1.044          1.086           103,565
                                                          2006      1.000          1.044            61,619

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)...........................  2011      1.123          1.119            21,669
                                                          2010      1.022          1.123                --
                                                          2009      0.838          1.022                --
                                                          2008      1.085          0.838            70,325
                                                          2007      1.050          1.085                --
                                                          2006      1.000          1.050                --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (1/70)................................................  2011      1.062          1.033           158,240
                                                          2010      0.952          1.062           168,389
                                                          2009      0.764          0.952           179,577
                                                          2008      1.086          0.764           181,055
                                                          2007      1.056          1.086           183,797
                                                          2006      1.000          1.056           185,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)...........................  2011      0.998          0.947            23,919
                                                          2010      0.883          0.998            28,699
                                                          2009      0.694          0.883            28,734
                                                          2008      1.085          0.694           104,362
                                                          2007      1.060          1.085           136,027
                                                          2006      1.000          1.060                --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.370          1.372           206,749
                                                          2010      1.214          1.370           257,143
                                                          2009      0.986          1.214           322,052

  MSF MFS(R) Total Return Subaccount (Class F) (1/70)...  2011      1.379          1.389           469,493
                                                          2010      1.273          1.379           481,157
                                                          2009      1.092          1.273           605,136
                                                          2008      1.425          1.092           705,249
                                                          2007      1.388          1.425           911,089
                                                          2006      1.000          1.388           828,236

  MSF MFS(R) Value Subaccount (Class A) (1/70)..........  2011      1.288          1.280            95,963
                                                          2010      1.173          1.288           112,746
                                                          2009      0.985          1.173           151,574
                                                          2008      1.481          0.985           213,726
                                                          2007      1.396          1.481           195,116
                                                          2006      1.000          1.396            95,478

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2011      1.016          0.918           365,687
                                                          2010      0.890          1.016           427,042
                                                          2009      0.646          0.890           473,613
                                                          2008      1.102          0.646           502,126
                                                          2007      1.052          1.102           620,715
                                                          2006      0.996          1.052           503,512

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (1/70).............................................  2011      1.067          1.038            17,833
                                                          2010      0.927          1.067            17,841
                                                          2009      0.658          0.927            29,141
                                                          2008      1.151          0.658            16,574
                                                          2007      1.070          1.151            15,443
                                                          2006      1.000          1.070            13,164

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.489          1.489           106,053
                                                          2010      1.122          1.489           121,440
                                                          2009      0.821          1.122           164,399
                                                          2008      1.248          0.821           152,392

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)...........................  2007      1.156          1.200                --
                                                          2006      1.000          1.156           222,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *.........................  2011      1.173          1.221            54,314
                                                          2010      1.123          1.173            49,702
                                                          2009      1.090          1.123            96,866
                                                          2008      1.109          1.090            70,105
                                                          2007      1.076          1.109           109,136
                                                          2006      1.000          1.076           115,548

Money Market Portfolio
  Money Market Subaccount (6/03)........................  2006      1.005          1.014                --
                                                          2005      0.991          1.005           550,499
                                                          2004      0.995          0.991           585,625
                                                          2003      1.000          0.995           600,572

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.098          1.161                --
                                                          2005      1.054          1.098            27,088
                                                          2004      0.993          1.054            29,728

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.123          1.146                --
                                                          2006      1.131          1.123           714,378
                                                          2005      1.124          1.131           627,062
                                                          2004      1.047          1.124           604,663
                                                          2003      1.000          1.047            51,978

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.199          1.240                --
                                                          2008      1.161          1.199         1,088,392
                                                          2007      1.083          1.161         1,500,410
                                                          2006      1.058          1.083         1,593,039
                                                          2005      1.048          1.058         1,717,188
                                                          2004      1.014          1.048         2,105,715
                                                          2003      1.000          1.014         1,693,601

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      2.064          2.235                --
                                                          2006      1.639          2.064             6,897
                                                          2005      1.482          1.639            20,900
                                                          2004      1.294          1.482            20,942
                                                          2003      1.000          1.294            20,712

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03)................................................  2007      2.171          2.319                --
                                                          2006      1.878          2.171           269,832
                                                          2005      1.780          1.878           288,146
                                                          2004      1.431          1.780           169,535
                                                          2003      1.000          1.431            69,932

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (6/03)..  2006      1.380          1.470                --
                                                          2005      1.288          1.380            22,954
                                                          2004      1.227          1.288            35,275
                                                          2003      1.000          1.227            45,904

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.183          1.262                --
                                                          2005      1.196          1.183           273,767
                                                          2004      1.142          1.196           168,155
                                                          2003      1.000          1.142           103,583

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.654          1.808                --
                                                          2005      1.493          1.654           103,979
                                                          2004      1.301          1.493           113,748
                                                          2003      1.000          1.301            43,021

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (6/03).............  2006      1.378          1.449                --
                                                          2005      1.338          1.378           352,078
                                                          2004      1.236          1.338           296,728
                                                          2003      1.000          1.236            65,433

  Travelers Federated High Yield Subaccount (6/03)......  2006      1.220          1.252                --
                                                          2005      1.207          1.220           161,159
                                                          2004      1.110          1.207           189,690
                                                          2003      1.000          1.110           154,529

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.416          1.467                --
                                                          2005      1.364          1.416             4,960
                                                          2004      1.252          1.364             5,037
                                                          2003      1.000          1.252             2,365

  Travelers Large Cap Subaccount (6/03).................  2006      1.338          1.379                --
                                                          2005      1.249          1.338           139,808
                                                          2004      1.190          1.249           141,396
                                                          2003      1.000          1.190            52,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.074          1.143                --
                                                          2005      1.000          1.074            22,094

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05)....................................  2006      1.014          1.018                --
                                                          2005      1.000          1.014                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05).....................................  2006      1.031          1.069                --
                                                          2005      1.000          1.031           110,150

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05)..........................  2006      1.033          1.078                --
                                                          2005      1.000          1.033                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.036          1.057                --
                                                          2005      1.000          1.036                --

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.466          1.558                --
                                                          2005      1.328          1.466            34,114
                                                          2004      1.162          1.328            37,037
                                                          2003      1.000          1.162                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.466          1.552                --
                                                          2005      1.443          1.466            52,123
                                                          2004      1.283          1.443            53,705
                                                          2003      1.000          1.283            36,255

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.256          1.298                --
                                                          2005      1.238          1.256           904,035
                                                          2004      1.127          1.238           627,147
                                                          2003      1.000          1.127           282,474

  Travelers MFS(R) Value Subaccount (6/04)..............  2006      1.167          1.262                --
                                                          2005      1.112          1.167            54,529
                                                          2004      0.995          1.112               232

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.560          1.793                --
                                                          2005      1.446          1.560            59,397
                                                          2004      1.267          1.446            42,280
                                                          2003      1.000          1.267            11,315

  Travelers Pioneer Fund Subaccount (4/03)..............  2006      1.364          1.448                --
                                                          2005      1.306          1.364             2,623
                                                          2004      1.192          1.306             2,168
                                                          2003      1.000          1.192                --

  Travelers Pioneer Mid Cap Value Subaccount (8/05).....  2006      1.009          1.063                --
                                                          2005      1.000          1.009             7,385

  Travelers Pioneer Strategic Income Subaccount (6/04)..  2006      1.110          1.122                --
                                                          2005      1.086          1.110           303,579
                                                          2004      0.980          1.086           228,536

  Travelers Quality Bond Subaccount (6/03)..............  2006      1.036          1.027                --
                                                          2005      1.034          1.036           881,404
                                                          2004      1.016          1.034           867,348
                                                          2003      1.000          1.016           328,738

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.344          1.403                --
                                                          2005      1.336          1.344            30,364
                                                          2004      1.230          1.336            17,850
                                                          2003      1.000          1.230            18,019

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05).....................................  2006      1.021          1.176                --
                                                          2005      1.000          1.021                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05).....................................  2006      0.979          1.123                --
                                                          2005      1.000          0.979               654

  Travelers U.S. Government Securities Subaccount
  (7/04)................................................  2006      1.077          1.039                --
                                                          2005      1.048          1.077            79,645
                                                          2004      1.006          1.048            26,507

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      1.044          1.013                --
                                                          2008      1.650          1.044           284,991
                                                          2007      1.714          1.650           314,404
                                                          2006      1.499          1.714           223,887
                                                          2005      1.461          1.499           187,725
                                                          2004      1.262          1.461            86,043
                                                          2003      1.000          1.262            24,388

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.846          0.867                --
                                                          2008      1.508          0.846                --
                                                          2007      1.361          1.508                --
                                                          2006      1.293          1.361                --
                                                          2005      1.216          1.293                --
                                                          2004      1.189          1.216             4,194
                                                          2003      1.000          1.189            23,162




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.45%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.185          1.149               --
                                                          2005      1.058          1.185               --
                                                          2004      1.000          1.058               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      1.485          1.320               --
                                                          2010      1.361          1.485               --
                                                          2009      0.980          1.361               --
                                                          2008      1.631          0.980               --
                                                          2007      1.455          1.631               --
                                                          2006      1.238          1.455               --
                                                          2005      1.112          1.238               --
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.249          1.167               --
                                                          2010      1.079          1.249               --
                                                          2009      0.793          1.079               --
                                                          2008      1.451          0.793               --
                                                          2007      1.323          1.451               --
                                                          2006      1.230          1.323               --
                                                          2005      1.085          1.230               --
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)................................................  2011      1.069          1.024               --
                                                          2010      0.984          1.069               --
                                                          2009      0.768          0.984           40,280
                                                          2008      1.266          0.768           40,280
                                                          2007      1.236          1.266           40,280
                                                          2006      1.099          1.236           35,913
                                                          2005      1.064          1.099           35,913
                                                          2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.348          1.330               --
                                                          2005      1.169          1.348               --
                                                          2004      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.346          1.742               --
                                                          2005      1.287          1.346               --
                                                          2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.237          1.180               --
                                                          2007      1.183          1.237               --
                                                          2006      1.041          1.183               --
                                                          2005      1.022          1.041               --
                                                          2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03)........................................  2008      0.992          0.934               --
                                                          2007      1.143          0.992            8,025
                                                          2006      1.129          1.143            6,934
                                                          2005      1.093          1.129            6,934
                                                          2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (12/03)..........................................  2006      1.200          1.301               --
                                                          2005      1.116          1.200               --
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)...................................  2006      1.202          1.336               --
                                                          2005      1.119          1.202               --
                                                          2004      1.000          1.119               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/03).............................................  2011      1.322          1.254               --
                                                          2010      1.159          1.322               --
                                                          2009      0.876          1.159               --
                                                          2008      1.567          0.876               --
                                                          2007      1.370          1.567               --
                                                          2006      1.259          1.370               --
                                                          2005      1.106          1.259               --
                                                          2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)..............................  2011      1.236          1.173               --
                                                          2010      1.073          1.236               --
                                                          2009      0.810          1.073               --
                                                          2008      1.416          0.810               --
                                                          2007      1.359          1.416               --
                                                          2006      1.224          1.359               --
                                                          2005      1.039          1.224               --
                                                          2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      1.758          1.529               --
                                                          2010      1.401          1.758               --
                                                          2009      1.027          1.401           12,597
                                                          2008      1.743          1.027           12,597
                                                          2007      1.549          1.743           12,597
                                                          2006      1.412          1.549           11,266
                                                          2005      1.226          1.412           11,266
                                                          2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.186          1.370               --
                                                          2005      1.100          1.186               --
                                                          2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)...........................  2008      2.463          2.234               --
                                                          2007      1.960          2.463               --
                                                          2006      1.568          1.960               --
                                                          2005      1.261          1.568               --
                                                          2004      1.000          1.261               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.365          1.190               --
                                                          2010      1.290          1.365               --
                                                          2009      0.965          1.290               --
                                                          2008      1.658          0.965               --
                                                          2007      1.472          1.658               --
                                                          2006      1.242          1.472               --
                                                          2005      1.155          1.242               --
                                                          2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.189          1.413               --
                                                          2005      1.119          1.189               --
                                                          2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.063          1.084               --
                                                          2005      1.075          1.063           14,954
                                                          2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03)................................................  2006      1.122          1.155               --
                                                          2005      1.068          1.122               --
                                                          2004      1.000          1.068               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (6/03)........................................  2010      1.191          1.204               --
                                                          2009      0.971          1.191               --
                                                          2008      1.402          0.971               --
                                                          2007      1.181          1.402               --
                                                          2006      1.138          1.181               --
                                                          2005      1.038          1.138               --
                                                          2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03)........................................  2011      1.454          1.552               --
                                                          2010      1.197          1.454               --
                                                          2009      0.782          1.197               --
                                                          2008      1.431          0.782               --
                                                          2007      1.205          1.431               --
                                                          2006      1.145          1.205               --
                                                          2005      1.052          1.145               --
                                                          2004      1.000          1.052               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.374          1.291               --
                                                          2007      1.288          1.374               --
                                                          2006      1.119          1.288               --
                                                          2005      1.086          1.119               --
                                                          2004      1.000          1.086               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.142          1.272               --
                                                          2005      1.125          1.142               --
                                                          2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.119          1.119               --
                                                          2010      0.917          1.119               --
                                                          2009      0.698          0.917               --
                                                          2008      1.201          0.698               --
                                                          2007      1.253          1.201               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.136          1.138               --
                                                          2010      1.034          1.136               --
                                                          2009      0.868          1.034               --
                                                          2008      1.258          0.868               --
                                                          2007      1.222          1.258               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.085          0.993               --
                                                          2010      0.954          1.085               --
                                                          2009      0.756          0.954               --
                                                          2008      1.221          0.756               --
                                                          2007      1.282          1.221               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.967          0.938               --
                                                          2010      0.903          0.967               --
                                                          2009      0.650          0.903               --
                                                          2008      1.062          0.650               --
                                                          2007      1.067          1.062               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.070          1.095               --
                                                          2010      1.001          1.070               --
                                                          2009      0.824          1.001               --
                                                          2008      1.312          0.824               --
                                                          2007      1.294          1.312               --
                                                          2006      1.122          1.294               --
                                                          2005      1.079          1.122               --
                                                          2004      1.000          1.079               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/03)...........................  2011      1.387          1.372               --
                                                          2010      1.136          1.387               --
                                                          2009      0.815          1.136               --
                                                          2008      1.409          0.815               --
                                                          2007      1.313          1.409               --
                                                          2006      1.193          1.313               --
                                                          2005      1.165          1.193               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.763          0.741               --
                                                          2008      1.251          0.763               --
                                                          2007      1.222          1.251               --
                                                          2006      1.088          1.222               --
                                                          2005      1.069          1.088               --
                                                          2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (8/04).....................................  2011      1.192          1.163               --
                                                          2010      1.089          1.192               --
                                                          2009      0.909          1.089               --
                                                          2008      1.245          0.909               --
                                                          2007      1.151          1.245               --
                                                          2006      1.095          1.151               --
                                                          2005      1.075          1.095               --
                                                          2004      0.948          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (12/03)....................................  2011      0.940          0.926               --
                                                          2010      0.882          0.940               --
                                                          2009      0.770          0.882               --
                                                          2008      1.001          0.770               --
                                                          2007      1.012          1.001               --
                                                          2006      0.996          1.012               --
                                                          2005      0.997          0.996               --
                                                          2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.236          1.294               --
                                                          2006      1.073          1.236               --
                                                          2005      1.057          1.073               --
                                                          2004      1.000          1.057               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.034          1.074               --
                                                          2006      1.017          1.034               --
                                                          2005      0.990          1.017               --
                                                          2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03)................................................  2007      1.225          1.264               --
                                                          2006      1.130          1.225               --
                                                          2005      1.054          1.130               --
                                                          2004      1.000          1.054               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.181          1.230               --
                                                          2006      1.077          1.181               --
                                                          2005      1.065          1.077               --
                                                          2004      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.267          1.313               --
                                                          2006      1.107          1.267               --
                                                          2005      1.099          1.107               --
                                                          2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03)................................................  2007      1.342          1.475               --
                                                          2006      1.225          1.342               --
                                                          2005      1.160          1.225               --
                                                          2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.085          1.117               --
                                                          2005      1.071          1.085               --
                                                          2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (1/70)................................................  2008      1.309          1.259               --
                                                          2007      1.265          1.309               --
                                                          2006      1.000          1.265               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.399          1.401               --
                                                          2010      1.234          1.399               --
                                                          2009      0.858          1.234           16,798
                                                          2008      1.159          0.858           16,798
                                                          2007      1.156          1.159           16,798
                                                          2006      1.103          1.156               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70)................................................  2007      1.370          1.432               --
                                                          2006      1.000          1.370               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.112          1.087               --
                                                          2010      1.012          1.112               --
                                                          2009      0.870          1.012               --
                                                          2008      1.423          0.870               --
                                                          2007      1.420          1.423               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2011      0.860          0.795               --
                                                          2010      0.758          0.860               --
                                                          2009      0.575          0.758               --
                                                          2008      1.009          0.575               --
                                                          2007      1.213          1.009               --
                                                          2006      1.000          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70)................................................  2011      1.224          1.073               --
                                                          2010      1.049          1.224               --
                                                          2009      0.833          1.049               --
                                                          2008      1.141          0.833               --
                                                          2007      1.181          1.141               --
                                                          2006      1.000          1.181               --

  MIST Harris Oakmark International Subaccount (Class A)
  (1/70) *..............................................  2011      1.483          1.245               --
                                                          2010      1.303          1.483               --
                                                          2009      0.859          1.303               --
                                                          2008      1.485          0.859               --
                                                          2007      1.535          1.485               --
                                                          2006      1.000          1.535               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (1/70)................................................  2011      1.212          1.173               --
                                                          2010      0.982          1.212               --
                                                          2009      0.750          0.982               --
                                                          2008      1.252          0.750               --
                                                          2007      1.152          1.252               --
                                                          2006      1.000          1.152               --

  MIST Janus Forty Subaccount (Class A) (1/70)..........  2011      1.465          1.324               --
                                                          2010      1.368          1.465               --
                                                          2009      0.979          1.368               --
                                                          2008      1.726          0.979               --
                                                          2007      1.356          1.726               --
                                                          2006      1.000          1.356               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.271          1.177               --
                                                          2010      1.057          1.271               --
                                                          2009      0.790          1.057               --
                                                          2008      1.256          0.790               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.021          0.944               --
                                                          2010      0.851          1.021               --
                                                          2009      0.638          0.851               --
                                                          2008      1.060          0.638               --
                                                          2007      1.203          1.060               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)......................................  2009      0.888          0.876               --
                                                          2008      1.218          0.888               --
                                                          2007      1.174          1.218               --
                                                          2006      1.000          1.174               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (1/70)................................................  2011      1.386          1.418                0
                                                          2010      1.255          1.386                0
                                                          2009      0.938          1.255           17,459
                                                          2008      1.178          0.938           17,459
                                                          2007      1.130          1.178           17,459
                                                          2006      1.000          1.130           15,464

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *..............................................  2011      0.945          0.888               --
                                                          2010      0.772          0.945               --
                                                          2009      0.625          0.772               --
                                                          2008      1.046          0.625               --
                                                          2007      1.066          1.046               --
                                                          2006      1.000          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (1/70)................................................  2009      0.713          0.676               --
                                                          2008      1.274          0.713               --
                                                          2007      1.166          1.274               --
                                                          2006      1.000          1.166               --

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.963          0.819               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.027          1.608               --
                                                          2010      1.680          2.027               --
                                                          2009      1.019          1.680               --
                                                          2008      2.237          1.019               --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.391          1.212               --
                                                          2010      1.280          1.391               --
                                                          2009      0.997          1.280               --
                                                          2008      1.773          0.997               --
                                                          2007      1.697          1.773               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.246          1.355               --
                                                          2010      1.182          1.246               --
                                                          2009      1.023          1.182               --
                                                          2008      1.123          1.023               --
                                                          2007      1.067          1.123               --

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.386          1.396               --
                                                          2010      1.313          1.386               --
                                                          2009      1.185          1.313           47,080

  MIST Pioneer Fund Subaccount (Class A) (1/70).........  2011      1.177          1.096               --
                                                          2010      1.038          1.177               --
                                                          2009      0.858          1.038               --
                                                          2008      1.310          0.858               --
                                                          2007      1.278          1.310               --
                                                          2006      1.000          1.278               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)................................................  2007      1.105          1.216               --
                                                          2006      1.000          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70)................................................  2011      1.491          1.508               --
                                                          2010      1.363          1.491               --
                                                          2009      1.049          1.363               --
                                                          2008      1.205          1.049               --
                                                          2007      1.158          1.205               --
                                                          2006      1.000          1.158               --

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.545          1.242               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (1/70) *...........................................  2011      0.892          0.835               --
                                                          2010      0.781          0.892               --
                                                          2009      0.676          0.781               --
                                                          2008      1.087          0.676               --
                                                          2007      1.072          1.087               --
                                                          2006      1.000          1.072               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (1/70) *..............................................  2011      0.957          0.850               --
                                                          2010      0.818          0.957               --
                                                          2009      0.663          0.818               --
                                                          2008      0.968          0.663               --
                                                          2007      1.023          0.968               --
                                                          2006      1.000          1.023               --

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.080          1.038               --
                                                          2010      0.963          1.080               --
                                                          2009      0.776          0.963               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (1/70)................................................  2011      1.125          1.063               --
                                                          2010      1.001          1.125               --
                                                          2009      0.687          1.001               --
                                                          2008      1.298          0.687               --
                                                          2007      1.105          1.298               --
                                                          2006      1.000          1.105               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)................................................  2011      1.152          1.198               --
                                                          2010      1.090          1.152               --
                                                          2009      1.020          1.090               --
                                                          2008      1.082          1.020               --
                                                          2007      1.044          1.082               --
                                                          2006      1.010          1.044               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.098          1.112               --
                                                          2010      1.026          1.098               --
                                                          2009      0.889          1.026               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.984          0.874               --
                                                          2010      0.841          0.984               --
                                                          2009      0.672          0.841               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2011      1.004          0.980               --
                                                          2010      1.029          1.004               --
                                                          2009      1.050          1.029               --
                                                          2008      1.046          1.050               --
                                                          2007      1.020          1.046               --
                                                          2006      1.000          1.020               --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.016          0.951               --
                                                          2010      0.929          1.016               --
                                                          2009      0.722          0.929               --
                                                          2008      1.176          0.722               --

  MSF FI Large Cap Subaccount (Class A) (1/70)..........  2009      0.629          0.654               --
                                                          2008      1.167          0.629               --
                                                          2007      1.151          1.167               --
                                                          2006      1.000          1.151               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)......  2011      0.962          0.880               --
                                                          2010      0.862          0.962               --
                                                          2009      0.725          0.862               --
                                                          2008      1.219          0.725               --
                                                          2007      1.200          1.219               --
                                                          2006      1.000          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (1/70)................................................  2011      0.894          0.966               --
                                                          2010      0.792          0.894               --
                                                          2009      0.617          0.792               --
                                                          2008      1.062          0.617               --
                                                          2007      1.054          1.062               --
                                                          2006      1.000          1.054               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (1/70).............................................  2011      1.127          1.135               --
                                                          2010      1.049          1.127               --
                                                          2009      0.892          1.049               --
                                                          2008      1.068          0.892               --
                                                          2007      1.037          1.068               --
                                                          2006      1.000          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)...........................  2011      1.072          1.057               --
                                                          2010      0.985          1.072               --
                                                          2009      0.816          0.985               --
                                                          2008      1.067          0.816               --
                                                          2007      1.043          1.067               --
                                                          2006      1.000          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (1/70)................................................  2011      1.014          0.975               --
                                                          2010      0.918          1.014               --
                                                          2009      0.743          0.918               --
                                                          2008      1.067          0.743               --
                                                          2007      1.048          1.067               --
                                                          2006      1.000          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)...........................  2011      0.953          0.895               --
                                                          2010      0.851          0.953               --
                                                          2009      0.676          0.851               --
                                                          2008      1.067          0.676               --
                                                          2007      1.053          1.067               --
                                                          2006      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.047          1.038               --
                                                          2010      0.937          1.047               --
                                                          2009      0.766          0.937               --

  MSF MFS(R) Total Return Subaccount (Class F) (1/70)...  2011      1.148          1.145               --
                                                          2010      1.071          1.148               --
                                                          2009      0.928          1.071               --
                                                          2008      1.224          0.928               --
                                                          2007      1.204          1.224               --
                                                          2006      1.000          1.204               --

  MSF MFS(R) Value Subaccount (Class A) (1/70)..........  2011      1.227          1.208               --
                                                          2010      1.129          1.227               --
                                                          2009      0.957          1.129               --
                                                          2008      1.454          0.957               --
                                                          2007      1.385          1.454               --
                                                          2006      1.000          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2011      0.970          0.867               --
                                                          2010      0.857          0.970               --
                                                          2009      0.629          0.857               --
                                                          2008      1.084          0.629               --
                                                          2007      1.045          1.084               --
                                                          2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (1/70).............................................  2011      1.018          0.980               --
                                                          2010      0.894          1.018               --
                                                          2009      0.640          0.894               --
                                                          2008      1.132          0.640               --
                                                          2007      1.063          1.132               --
                                                          2006      1.000          1.063               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.087          1.076               --
                                                          2010      0.827          1.087               --
                                                          2009      0.611          0.827            8,025
                                                          2008      0.936          0.611            8,025

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)...........................  2007      1.145          1.185               --
                                                          2006      1.000          1.145           14,954

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.130          1.165               --
                                                          2010      1.093          1.130               --
                                                          2009      1.072          1.093               --
                                                          2008      1.101          1.072               --
                                                          2007      1.080          1.101               --
                                                          2006      1.000          1.080               --

Money Market Portfolio
  Money Market Subaccount (6/03)........................  2006      0.998          1.004               --
                                                          2005      0.994          0.998               --
                                                          2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.096          1.155               --
                                                          2005      1.062          1.096               --
                                                          2004      1.007          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.044          1.062               --
                                                          2006      1.063          1.044               --
                                                          2005      1.067          1.063               --
                                                          2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.147          1.182               --
                                                          2008      1.122          1.147           47,080
                                                          2007      1.057          1.122           47,080
                                                          2006      1.043          1.057           41,235
                                                          2005      1.044          1.043           41,235
                                                          2004      1.000          1.044               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      1.581          1.707               --
                                                          2006      1.268          1.581               --
                                                          2005      1.158          1.268               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03)................................................  2007      1.425          1.518               --
                                                          2006      1.245          1.425               --
                                                          2005      1.192          1.245               --
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (6/03)..  2006      1.118          1.188               --
                                                          2005      1.054          1.118               --
                                                          2004      1.000          1.054               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.020          1.084               --
                                                          2005      1.042          1.020           15,464
                                                          2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.227          1.336               --
                                                          2005      1.118          1.227               --
                                                          2004      1.000          1.118               --

  Travelers Equity Income Subaccount (6/03).............  2006      1.123          1.177               --
                                                          2005      1.101          1.123               --
                                                          2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (6/03)......  2006      1.078          1.103               --
                                                          2005      1.078          1.078               --
                                                          2004      1.000          1.078               --

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.109          1.145               --
                                                          2005      1.079          1.109               --
                                                          2004      1.000          1.079               --

  Travelers Large Cap Subaccount (6/03).................  2006      1.111          1.142               --
                                                          2005      1.048          1.111               --
                                                          2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.068          1.133               --
                                                          2005      1.000          1.068               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05)....................................  2006      1.012          1.012               --
                                                          2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05).....................................  2006      1.026          1.060               --
                                                          2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05)..........................  2006      1.029          1.070               --
                                                          2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.030          1.047               --
                                                          2005      1.000          1.030               --

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.228          1.301               --
                                                          2005      1.123          1.228               --
                                                          2004      1.000          1.123               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.079          1.138               --
                                                          2005      1.073          1.079               --
                                                          2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.100          1.133               --
                                                          2005      1.095          1.100               --
                                                          2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (6/04)..............  2006      1.169          1.260               --
                                                          2005      1.126          1.169               --
                                                          2004      1.012          1.126               --

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.223          1.401               --
                                                          2005      1.144          1.223               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (4/03)..............  2006      1.130          1.196               --
                                                          2005      1.093          1.130               --
                                                          2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05).....  2006      1.006          1.056               --
                                                          2005      1.000          1.006               --

  Travelers Pioneer Strategic Income Subaccount (6/04)..  2006      1.116          1.124               --
                                                          2005      1.103          1.116               --
                                                          2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (6/03)..............  2006      1.023          1.010               --
                                                          2005      1.031          1.023               --
                                                          2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.092          1.137               --
                                                          2005      1.097          1.092               --
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05).....................................  2006      1.017          1.167               --
                                                          2005      1.000          1.017               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05).....................................  2006      0.974          1.115               --
                                                          2005      1.000          0.974               --

  Travelers U.S. Government Securities Subaccount
  (7/04)................................................  2006      1.091          1.049               --
                                                          2005      1.072          1.091               --
                                                          2004      1.034          1.072               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      0.776          0.751               --
                                                          2008      1.239          0.776               --
                                                          2007      1.301          1.239               --
                                                          2006      1.148          1.301               --
                                                          2005      1.130          1.148               --
                                                          2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.693          0.709               --
                                                          2008      1.248          0.693               --
                                                          2007      1.137          1.248               --
                                                          2006      1.092          1.137               --
                                                          2005      1.037          1.092               --
                                                          2004      1.000          1.037               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


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                                   APPENDIX C

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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-72-73-87


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